Convertible Notes - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 07, 2022	Apr. 05, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 16,900	$ 21,200
Senior convertible bond par value percentage		85.00%
Conversion price per share		$ 7.25
Convertible bonds, Conversion price percentage		20.00%
Reset down term one		12 months
Reset down term two		24 months
Reset down term three		36 months
Repayment of deferred amortization percentage		100.00%
Proceeds from Notes Payable	18,000
Debt Instrument, Interest Rate, Effective Percentage		5.50%
Debt issuance costs	$ 1,400
Fair value adjustment to convertible Debt			$ (3,998)	$ (0)	$ (0)
American depository shares member
Debt Instrument [Line Items]
Conversion price per share		$ 8.70
Instrument Specific Credit Risk [Member]
Debt Instrument [Line Items]
Fair value adjustment to convertible Debt			500
Non Instrument Specific Credit Risk [Member]
Debt Instrument [Line Items]
Fair value adjustment to convertible Debt			$ 4,000